Commitment (Details) - HKD ($)	Nov. 06, 2024	Apr. 30, 2024	Oct. 19, 2023	Sep. 28, 2023	Sep. 27, 2023	Apr. 30, 2023
Commitment [Line Items]
Service fees	$ 400,000			$ 350,000	$ 750,000
Service fees installments payment				50,000	50,000
Remaining service fees		$ 700,000
Service fees initial paid				50,000	$ 50,000
Service fees remaining payment	$ 409,451		$ 700,000			$ 300,000
Deng Yongjin [Member]
Commitment [Line Items]
Service fees remaining payment			$ 300,000	$ 252,187